Acquisition of Crescent Silver, LLC (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Disclosure of allocation of consideration [Table Text Block]
Consideration
Cash consideration	$20,000
Common share consideration
Number of common shares	11,137,558
Common share price, December 12, 2025	5.78
64,387
Acquisition related transaction costs	3,047
Total consideration	$87,434

Allocation of consideration
Cash and cash equivalents	$295
Trade and other receivables	76
Inventories	175
Property, plant and equipment	84,337
Investment in joint ventures	2,843
Trade and other payables	(292)
Net assets acquired	$87,434